Cover	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	Anterix Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36827
Entity Tax Identification Number	33-0745043
Entity Address, Address Line One	3 Garret Mountain Plaza
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Woodland Park
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07424
City Area Code	973
Local Phone Number	771-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ATEX
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001304492
Security Exchange Name	NASDAQ
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Amendment Flag	false
Entity Central Index Key	0001304492